CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net revenue	¥ 2,582,623	¥ 1,877,030
Cost of revenue	(1,871,183)	(1,403,252)
Gross profit	711,440	473,778
Operating expenses
Selling and marketing expenses	(60,060)	(57,637)
General and administrative expenses	(273,722)	(185,003)
Research and development expenses	(18,987)	(8,839)
Income from operations	358,671	222,299
Other income (expenses):
Interest income	7,781	25,668
Interest expenses	(569,295)	(466,691)
Foreign currency exchange loss, net	(17,206)	(2,758)
Government grants	12,578	1,195
Gain from purchase price adjustment	55,154
Others, net	1,326	3,325
Loss before income taxes	(150,991)	(216,962)
Income tax expenses	(42,087)	(12,817)
Net loss	(193,078)	(229,779)
Change in redemption value of redeemable preferred shares		(17,760)
Cumulative dividend on redeemable preferred shares	(26,667)	(13,472)
Net loss attributable to ordinary shareholders	¥ (219,745)	¥ (261,011)
Loss per ordinary share
Basic and diluted	¥ (0.19)	¥ (0.24)
Weighted average number of ordinary share outstanding
Basic and diluted	1,186,168,652	1,070,590,091